Capital Structure Management (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2017 EUR (€)
Capital structure Management
Equity	€ 29,928,000		€ 30,822,000	€ 28,877,000	€ 28,807,000	€ 25,573,000
Equity as a percent of total equity and liabilities	51.00%		51.00%
Equity - percentage change over prior period	(3.00%)	(3.00%)
Current liabilities	€ 12,842,000		€ 14,462,000
Current liabilities as a percent of total equity and liabilities	22.00%		24.00%
Current liabilities - percentage change over prior period	(11.00%)	(11.00%)
Non-current liabilities	€ 15,702,000		€ 14,929,000
Noncurrent liabilities as a percent of total equity and liabilities	27.00%		25.00%
Noncurrent liabilities - percentage change over prior period	5.00%	5.00%
Liabilities	€ 28,544,000		€ 29,390,000
Liabilities as a percent of total equity and liabilities	49.00%		49.00%
Liabilities - percentage change over prior period	(3.00%)	(3.00%)
Thereof financial debt			€ 15,895,000	13,512,000
Total equity and liabilities	€ 58,472,000		€ 60,212,000
Total equity and liabilities as a percent of total equity and liabilities	100.00%		100.00%
Total equity and liabilities - percentage change over prior period	(3.00%)	(3.00%)
Repayment of borrowings	€ 2,430,000		€ 1,309,000	1,407,000
Proceeds from borrowings	2,132,000		3,622,000	6,368,000
Commercial papers issued	930,000		1,099,500
Financial debt (nominal volume)
Capital structure Management
Thereof financial debt	€ 13,283,000		€ 13,668,000	€ 11,331,000
Thereof financial debt as a percent of total equity and liabilities	23.00%		23.00%
Thereof financial debt - percentage change over prior period	(3.00%)	(3.00%)
Lease liabilities
Capital structure Management
Increase in assets due to adoption of IFRS 16	€ 2,120,000		€ 2,203,000
Thereof financial debt - percentage change over prior period	4.00%
Increase in total equity and liabilities due to adoption of IFRS 16	(4.00%)	(4.00%)	4.00%
Eurobond
Capital structure Management
Repayment of borrowings	€ 1,150
Commercial papers issued	170,000
Private placements
Capital structure Management
Repayment of borrowings | $		$ 290
Term Loan
Capital structure Management
Repayment of borrowings	750,000
Term Loan | Qualtrics
Capital structure Management
Proceeds from borrowings	€ 2,000,000